Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss)/income	$ 4,558	$ 2,811	$ (19,853)
Adjustments to reconcile net (loss)/income to net cash generated from operating activities
Provision/(reversal) for bad debts	452	(126)	2,014
Impairment for inventory obsolescence	106	657	96
Impairment for long-term investment			80
Depreciation of property and equipment	2,191	985	839
Amortization of intangible assets	137	136	142
Gains on disposals of property and equipment	(80)	(203)	(215)
Interest expenses	196	133	441
Amortization of beneficial conversion feature			149
Share-based compensation	1,241	3,314	3,098
Fair value losses/(gains) on other investments	(1,091)	2,748	12,958
Share of profit in equity method investments	(210)	(357)	(72)
Foreign currency exchange losses, net	470	514	2,519
Changes in operating assets and liabilities
Accounts receivable	(1,812)	(390)	7,715
Prepayments and other assets	1,009	(1,713)	1,825
Inventories	766	784	2,413
Accrued expenses, accounts payable and other liabilities	2,238	(691)	(9,647)
Amounts due to related parties	(1,202)	(231)	28
Amounts due from related parties	974	(2,247)	455
Contract liabilities	(717)	373	(523)
Other non-current liabilities	(58)	(59)	(58)
Operating lease right-of-use assets	(555)	(2,115)
Operating lease liabilities	573	2,184
Net cash generated from operating activities	9,186	6,507	4,404
Cash flows from investing activities
Purchase of property and equipment	(3,998)	(2,065)	(411)
Purchase of intangible assets			(14)
Proceeds from disposal of property and equipment	240	217	266
Dividends received from long-term investment		83
Decrease in short-term deposit		196
Purchase of other investments			(3)
Proceeds from redemption of other investment		1,329
Net cash used in investing activities	(3,758)	(240)	(162)
Cash flows from financing activities
Proceeds from other borrowings		2,541	212
Repayments of other borrowings	(2,504)	(34)	(163)
Proceeds from issuance of convertible bonds			4,735
Redemption of convertible bonds			(1,050)
Proceeds from bank borrowings	6,988	5,369	9,496
Repayments of bank borrowings	(2,752)	(5,416)	(9,452)
Proceeds from exercise of share options		49
Payments relating to current lease liabilities			(238)
Net cash generated from financing activities	1,732	2,509	3,540
Increase in cash and cash equivalents	7,160	8,776	7,782
Cash and cash equivalents at beginning of year	23,371	14,921	7,868
Effect of exchange rates on cash and cash equivalents	(474)	(326)	(729)
Cash and cash equivalents at end of year	30,057	23,371	14,921
Supplemental disclosure of cash flow information:
Interest paid	(196)	(133)	(426)
Cash paid for amounts included in operating lease liabilities	(573)		(15)
Supplemental disclosure of non-cash flow information:
Right-of-use assets obtained in exchange for operating lease obligations	$ 2,335	$ 2,806	$ 444